Variable Interest Entities ("VIE") - Schedule of Variable Interest Entities- Hilli LLC Statements of Income and Statements of Cash Flow (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Statement of operations
Total operating revenues	$ 208,791	$ 194,760
Realized and unrealized gain on oil and gas derivative instruments	516,668	157,119
Liquefaction services revenue
Statement of operations
Total operating revenues	178,314	164,614
Hilli LLC | VIE debt
Statement of operations
Realized and unrealized gain on oil and gas derivative instruments	516,668	157,119
Statement of cash flows
Net debt repayments	(80,492)	(64,854)
Proceeds from short-term and long-term debt	2,287	2,848
Cash dividends paid	(39,293)	(24,437)
Hilli LLC | VIE debt | Liquefaction services revenue
Statement of operations
Total operating revenues	$ 178,314	$ 164,614